Financial instruments and risk management Financial instruments and risk management - Summary of credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 8,027	$ 10,773
Trade and other financial receivables	2,938	3,007
Investments in equity accounted units	3,971	4,299
Derivative financial assets	366	556
Loans to equity accounted units	39	38
Total financial assets	14,383	17,415
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	8,027	10,773
Trade and other financial receivables	2,938	3,007
Investments in equity accounted units	2,839	2,782
Derivative financial assets	366	556
Loans to equity accounted units	39	38
Total financial assets	$ 14,209	$ 17,156